Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization

1.          Organization

Tradeweb Markets Inc. (the “Corporation”) was incorporated as a Delaware corporation on November 7, 2018 for the purpose of completing certain reorganization transactions in order to carry on the business of Tradeweb Markets LLC (“TWM LLC”) and conducting an initial public offering (“IPO”) as described below under “—Initial Public Offering” and “—Reorganization Transactions.”

The Corporation is a consolidating subsidiary of BCP York Holdings, (“BCP”) a company owned by certain investment funds affiliated with The Blackstone Group L.P. (“Blackstone”), through BCP’s majority ownership interest in Refinitiv Holdings Limited (“Refinitiv” or the “Parent”). As of June 30, 2019, Refinitiv owns a majority ownership interest in the Company (as defined below).

The Corporation is a holding company whose principal asset is LLC Interests (as defined below) of TWM LLC. As the sole manager of TWM LLC, the Corporation operates and controls all of the business and affairs of TWM LLC and, through TWM LLC and its subsidiaries, conducts the Corporation’s business. As a result of this control, and because the Corporation has a substantial financial interest in TWM LLC, the Corporation consolidates the financial results of TWM LLC and reports a non-controlling interest in the Corporation’s consolidated financial statements.  As of June 30, 2019, Tradeweb Markets Inc. owns 64.3% of TWM LLC and the Continuing LLC Owners (defined below) own the remaining 35.7% of TWM LLC.

Unless the context otherwise requires, references to the “Company” refer to Tradeweb Markets Inc. and its consolidated subsidiaries, including TWM LLC, following the completion of the Reorganization Transactions (as defined below), and TWM LLC and its consolidated subsidiaries prior to the completion of the Reorganization Transactions.

The Company is a leader in building and operating electronic marketplaces for a global network of clients across the institutional, wholesale and retail client sectors. The Company’s principal subsidiaries include:

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Tradeweb LLC (“TWL”), a registered broker-dealer under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”), a registered independent introducing broker with the Commodities Future Trading Commission (“CFTC”) and a member of the National Futures Association (“NFA”).

•                     Tradeweb Europe Limited (“TEL”), a Multilateral Trading Facility regulated by the Financial Conduct Authority (the “FCA”) in the UK, which maintains branches in Asia which are regulated by certain Asian securities regulators.

•                     TW SEF LLC (“TW SEF”), a Swap Execution Facility (“SEF”) regulated by the CFTC.

•                     DW SEF LLC (“DW SEF”), a SEF regulated by the CFTC.

•                     Tradeweb Japan K.K. (“TWJ”), a security house regulated by the Japanese Financial Services Agency (“JFSA”) and the Japan Securities Dealers Association (“JSDA”).

•                     Tradeweb EU B.V. (“TWEU”), a Trading Venue and Approved Publication Arrangement regulated by the Netherlands Authority for the Financial Markets (“AFM”).

The Company, through its subsidiary Tradeweb IDB Markets Inc. (“TWIDB”) (formerly known as Hydrogen Holdings Corporation), owns Dealerweb Inc. (“DW”) (formerly known as Hilliard Farber & Co., Inc.). DW is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of FINRA. DW is also registered as an introducing broker with the CFTC and NFA.

Initial Public Offering

On April 8, 2019, the Corporation completed its IPO of 46,000,000 shares of Class A common stock at a public offering price of $27.00, which includes 6,000,000 shares of Class A common stock issued pursuant to the underwriters’ option to purchase additional shares of Class A common stock.  The Corporation received $1,161,270,000 in net proceeds, after deducting underwriting discounts and commissions but before deducting offering expenses, which were used to purchase membership interests of TWM LLC from certain existing equityholders of TWM LLC (and cancelled the corresponding shares of common stock as described below), at a purchase price per interest equal to the public offering price of $27.00, less the underwriting discounts and commissions payable thereon.

Reorganization Transactions

Prior to the closing of the IPO, a series of reorganization transactions (the “Reorganization Transactions”) was completed among the Corporation, TWM LLC and the following parties:

•The Owners of TWM LLC prior to the Reorganization Transactions, including an indirect subsidiary (the “Refinitiv LLC Owner”) of Refinitiv, certain investment and commercial banks (collectively, the “Bank Stockholders”) and members of management, that continued to own LLC Interests (as defined below) immediately prior to the closing of the IPO and who received shares of the Corporation’s Class C common stock, shares of the Corporation’s Class D common stock or a combination of both, as the case may be (collectively, the “Continuing LLC Owners”); and

•An indirect subsidiary (the “Refinitiv Direct Owner” and, together with the Refinitiv LLC Owner, the “Refinitiv Owners”) of Refinitiv that owned interests in an entity that held membership interests of TWM LLC prior to the Reorganization Transactions and contributed such entity to the Corporation (the “Refinitiv Contribution”).

The following Reorganization Transactions occurred:

•TWM LLC’s limited liability company agreement (the “TWM LLC Agreement”) was amended and restated to, among other things, (i) provide for a new single class of common membership interests in TWM LLC (“LLC Interests”), (ii) exchange all of the existing membership interests of TWM LLC’s existing equityholders for LLC Interests and (iii) appoint the Corporation as the sole manager of TWM LLC. See Note 9 – Stockholders’ Equity.

•The Corporation’s certificate of incorporation was amended and restated to, among other things, provide for Class A common stock, Class B common stock, Class C common stock and Class D common stock. See Note 9 – Stockholders’ Equity.

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The Corporation issued 20,000,000 shares of Class C common stock and 105,289,005 shares of Class D common stock to the Continuing LLC Owners, on a one-to-one basis with the number of LLC Interests they owned immediately following the amendment and restatement of the TWM LLC Agreement for nominal consideration (and the Corporation canceled 9,993,731 shares of such Class C common stock and 36,006,269 shares of such Class D common stock in connection with the Corporation’s purchase of LLC Interests from certain of the Bank Stockholders using the net proceeds of the IPO).

•

As a result of the Refinitiv Contribution (described above), the Corporation received 96,933,192 LLC Interests and the Refinitiv Direct Owner received 96,933,192 shares of Class B common stock. See Note 9 – Stockholders’ Equity.

•The Corporation’s board of directors adopted a new omnibus equity incentive plan, under which equity awards may be made in respect of shares of the Corporation’s Class A common stock. It also assumed sponsorship of an option plan and PRSU plan formerly sponsored by TWM LLC. See Note 11 – Stock-Based Compensation Plans.

•The Corporation entered into a tax receivable agreement (the “Tax Receivable Agreement”) with TWM LLC and the Continuing LLC Owners. See Note 8 – Tax Receivable Agreement.

Acquisition of Parent Company and Presentation of Financial Statements

A majority interest of Refinitiv (formerly the Thomson Reuters Financial & Risk Business) was acquired by BCP on October 1, 2018 (the “Refinitiv Transaction”) from Thomson Reuters Corporation (“TR”). The accompanying consolidated financial statements are presented for two periods: predecessor and successor, which relate to the periods preceding and succeeding the Refinitiv Transaction, respectively.  The Refinitiv Transaction results in a new basis of accounting beginning on October 1, 2018 and the financial reporting periods are presented as follows:

•	The successor period of the Company, reflecting the Refinitiv Transaction, as of June 30, 2019 and December 31, 2018 and for the three and six months ended June 30, 2019.
•	The predecessor period of the Company for the three and six months ended June 30, 2018.

See Note 3 – Pushdown Accounting.

Tradeweb Markets Inc. only
Organization

Tradeweb Markets Inc.

Notes to Statement of Financial Condition

December 31, 2018

1. ORGANIZATION

Tradeweb Markets Inc. (the “Corporation”) was formed as a Delaware corporation on November 7, 2018. The Corporation was formed for the purpose of completing certain reorganization transactions in order to carry on the business of Tradeweb Markets LLC and conducting a public offering. It is expected that following the completion of such reorganization transactions the Corporation will be the sole managing member of Tradeweb Markets LLC and will operate and control all of the businesses and affairs of Tradeweb Markets LLC and, through Tradeweb Markets LLC and its subsidiaries, continue to conduct the business now conducted by these subsidiaries.